INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
INCOME TAXES
Combined federal, state and foreign effective tax rate for continuing operations		36.80%	(0.20%)	(16.40%)	(4.80%)
Increased income tax expense, impact of tax amortization of indefinite lived intangibles	$ 9	$ 46
Unrecognized tax benefits	192	192	193	196	192	190
Unrecognized tax benefits, decrease resulting from state audit settlements		1	1	1	3
Unrecognized tax benefits, increase in accrual for interest resulting from prior period tax positions	3	5	2	6	4
Unrecognized tax benefits, net accrual for interest	24	24	22
Deferred tax assets, valuation allowance	$ 1,030	$ 1,030